CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net income	¥ 13,487	$ 1,848	¥ 6,452,554	¥ 1,565,139
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation charge	365,752	50,108	862,642	1,000,869
Change in fair value of foreign exchange forward contracts	(29,070)	(3,983)	(18,079)	13,818
Change in fair value of foreign exchange options	(1,342)	(184)	(74,307)	4,163
Change in fair value of convertible senior notes	(323,474)	(44,316)	31,188	12,083
Change in fair value of short term investments	(22,000)	(3,054)	1,125	0
Change in fair value of financial liability and profit distribution	(34,978)	(4,792)	793	0
Deferred income taxe benefits	(1,426,182)	(195,386)	(845,403)	(320,673)
Change in fair value of long-term investment	(163,492)	(22,398)	(221,473)	(101,871)
Net settle from licensed patents income with acquired patents			(50,581)
Depreciation of property, plant and equipment	7,544,000	1,033,532	7,856,257	2,585,018
Amortization of right-of-use assets	146,561	20,079	172,625	129,869
Amortization of land use rights	41,000	5,549	38,656	27,353
Amortization of intangible assets	87,000	11,954	121,742	17,324
Inventory write-down	3,315,000	454,184	2,859,081	1,819,166
Provision for expected credit loss	138,806	19,016	182,779	285,394
Loss on disposal of property, plant and equipment	432,000	59,121	107,829	248,500
Loss on disposal of intangible assets	6,000	852	13,900	0
Loss on early termination of lease	25,274	3,463
Impairment of long-lived assets	1,242,168	170,176	640,004	373,732
Equity in loss/(income) of affiliated companies	177,013	24,251	(222,674)	(193,708)
Gain on disposal of investment in subsidiaries	(1,145,172)	(156,888)	0	(14,232)
Fair value loss of contingent consideration related to disposal of a subsidiary	(656,901)	(89,995)
Exchange gain, net	(484,364)	(66,358)	(938,092)	(1,025,891)
Changes in operating assets and liabilities (net of impact of disposition):
Decrease/(increase) in accounts receivable - third parties	8,403,757	1,151,310	(6,809,123)	(8,610,986)
Increase in accounts receivable - related parties	(146,615)	(20,086)	(164,200)	(115,300)
Decrease/(increase) in notes receivable - third parties	499,663	68,454	2,501,251	(5,006,954)
(Increase)/decrease in notes receivable - a related party	(107,455)	(14,721)	281,641	(282,824)
Decrease/(increase) in advances to suppliers - third parties	2,208,529	302,567	(1,771,208)	(1,706,688)
(Increase)/decrease in advances to suppliers - a related party	(196,501)	(26,920)	50,304	(56,860)
Decrease/(increase) in inventories	2,394,623	328,062	(3,835,365)	(6,053,218)
(Decrease)/increase in long term payable	(193,593)	(26,522)	179,532	0
(Increase)/decrease in lease liabilities	(141,706)	(19,414)	21,474	(22,365)
Increase in prepayments and other receivables - related parties	14,053	1,925	(4,287)	(6,248)
Increase in prepayments and other current assets	(175,015)	(23,977)	(219,861)	(277,283)
Decrease in other assets - related parties	0	0	0	3,417
Decrease in other assets - third parties	20,746	2,842	62,735	621,880
Increase in land use right				(473,806)
(Decrease)/increase in accounts payable - third parties	(4,462,473)	(611,356)	5,542,926	3,588,939
(Decrease)/increase in accounts payable - a related party	(21,244)	(2,910)	21,244	(15,863)
(Decrease)/increase in accrued payroll and welfare expenses	(19,768)	(2,709)	821,986	795,140
(Decrease)/increase in advances from - third parties	(1,709,323)	(234,176)	(2,274,683)	3,289,191
(Decrease)/increase in advances from - a related party	(3,412)	(467)	(417)	3,829
(Decrease)/increase in income tax payables	(312,541)	(42,818)	343,849	522,879
(Decrease)/increase in warranty cost - non current	(9,234)	(1,265)	723,150	0
Increase in other payables and accruals - third parties	247,998	33,976	1,378,975	1,572,549
(Decrease)/increase in other payables and accruals - a related party	(530)	(73)	5,635	3,734
Net cash provided by / (used in) operating activities	16,850,366	2,308,491	13,826,124	(5,800,784)
Cash flows from investing activities:
Maturity of restricted short-term investments	12,850,286	1,760,482	16,699,633	8,494,069
Maturity of short-term investments	1,042,596	142,835		150,000
Maturity of restricted long-term investments	572,752	78,467	1,378,680	1,232,960
Proceeds from disposal of property, plant and equipment, land use right and intangible assets	322,599	44,196	471,569	714,176
Proceeds from pro rata decrease in an equity investment			10,048	94,284
Proceeds from disposal of an equity investment				15,000
Proceeds from disposal of long - term investments	184,683	25,302
Disposal of subsidiaries, net of cash collected/ (paid)	1,162,174	159,217		(91,334)
Cash payment for transaction cost related to subsidiary disposal	(17,714)	(2,427)
Purchase of property, plant and equipment	(9,093,271)	(1,245,773)	(15,651,932)	(12,251,348)
Cash paid for investment in affiliates				(615,100)
Purchase of intangible assets	(275,823)	(37,788)	(198,682)	(42,415)
Purchase of restricted short-term investments	(8,337,844)	(1,142,280)	(15,239,924)	(8,177,423)
Purchase of restricted long-term investments	(364,755)	(49,971)	(1,536,198)	(1,406,943)
Purchase of short-term investments	(924,934)	(126,715)	(1,024,820)
Proceeds from dividends from associates	127,072	17,409	127,363
Acquisition of a subsidiary, net of cash acquired	(36,599)	(5,014)	36,398
Cash paid for investment in equity securities	(5,500)	(753)	(272,305)	(227,000)
Redemption of available-for-sales securities			105,500
Loan to third party				(23,459)
Loan repayment from a third party	23,459	3,214
Deposits provided for an equity investment				(37,854)
Purchase of time deposits	(74,400)	(10,193)
Purchase of available-for-sale securities	(57,000)	(7,809)	(65,000)	(100,000)
Net cash used in investing activities	(2,902,219)	(397,601)	(15,159,670)	(12,272,387)
Cash flows from financing activities:
Subsidiary's offering of its equity interests				9,770,000
Cash payment for transaction costs of Jiangxi Jinko's offering				(47,148)
Settlement of non-controlling interests				(5,182)
Cash payment for finance lease as lessee	(36,587)	(5,012)	(280,833)	(216,722)
Proceeds from exercise of share options	4,000	506	0	5,024
Capital contributions from non-controlling interest holder	600,217	82,229	10,292	17,000
Proceeds from redeemable non-controlling interest holder	1,500,000	205,499
Proceeds from bank borrowings	25,182,493	3,449,987	19,754,288	29,663,730
Repayment of borrowings	(22,751,249)	(3,116,908)	(20,822,295)	(27,624,208)
Increase/(decrease) in notes payable - related parties	103,269	14,148	(142,500)	419,500
(Decrease)/increase in notes payable - third parties	(14,604,000)	(2,000,740)	5,209,209	8,132,100
Payment of Jiangxi Jinko's dividend to non-controlling interest holders	(921,520)	(126,248)	(368,275)	(95,172)
Proceeds from issuance of Jiangxi Jinko's convertible notes	3,679,902	504,145	4,726,048
Issuance cost paid for issuance of Jiangxi Jinko's convertible notes			(31,891)
Cash payment for dividend	(547,686)	(75,034)	(559,599)
Proceeds from financial liabilities measured at FVPL	2,398,089	328,536	830,540
Borrowings from government background funds			650,000
Repurchase of shares	(874,964)	(119,870)	(79,282)
Repurchase of ordinary shares of Jiangxi Jinko			(300,087)
Net cash (used in)/provided by financing activities	(6,268,345)	(858,762)	8,640,904	20,018,922
Effect of foreign exchange rate changes on cash, cash equivalents, and restricted cash	630,893	86,432	848,969	227,957
Net increase in cash, cash equivalents, and restricted cash	8,310,695	1,138,560	8,156,327	2,173,708
Cash, cash equivalents, and restricted cash, beginning of the year	19,427,281	2,661,527	11,270,954	9,097,246
Cash, cash equivalents, and restricted cash, end of the year	27,737,976	3,800,087	19,427,281	11,270,954
Supplemental disclosure of cash flow information
Cash paid for income tax	1,687,782	231,225	1,783,845	400,338
Cash paid for interest expenses (net of amounts capitalized)	827,097	113,312	1,117,871	1,072,812
Supplemental disclosure of non-cash investing and financing cash flow information
Purchases of property, plant and equipment included in payables	9,345,121	1,280,276	8,404,479	5,674,455
Receivables related to disposal of Property, plant and equipment and land use right	33,765	4,626	89,519	¥ 378,900
Offset of receivables with payables for mutual patent licensing			50,581
Offset of receivables with payables for acquisition of a subsidiary	242,511	33,224
Conversion of convertible senior notes to ordinary shares	¥ 465,167	$ 63,728	247,290
Jinko Solar Co., Ltd. ("Jiangxi Jinko")
Cash flows from financing activities:
Proceeds from exercise of share options			¥ 45,289